Derivatives and Hedging (Schedule of Derivative Assets and Liabilities) (Details) - Designated as Hedging Instrument [Member] - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Operating Lease And Other Obligations [Member] | Cross-Currency Swaps [Member]
Derivative [Line Items]
Fair Value of Derivative Liabilities		$ 21
Operating Lease And Other Current Liabilities [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Fair Value of Derivative Liabilities	$ (12)
Other Noncurrent Obligations [Member] | Cross-Currency Swaps [Member]
Derivative [Line Items]
Fair Value of Derivative Liabilities	(68)	$ (21)
Other Noncurrent Obligations [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Fair Value of Derivative Liabilities	(7)
Other Noncurrent Assets [Member] | Cross-Currency Swaps [Member]
Derivative [Line Items]
Fair Value of Derivative Liabilities	$ 69